October 28, 2019

Via Edgar Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Pacific Global ETF Trust, File Nos. 333-227097 and 811-23376

Ladies and Gentlemen:

On behalf of Pacific Global International Equity Income ETF (the “Fund”), a series of Pacific Global ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Fund contained in Pre-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on October 23, 2019 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 23, 2019, accession number 0001104659-19-055718.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench